STATEMENTS OF NET ASSETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership	$ 10,130,024	$ 9,857,304
Net Assets	10,130,024	9,857,304
NET ASSETS, representing:
Equity of contract owners	6,712,064	6,848,977
Equity of Pruco Life Insurance Company of New Jersey	3,417,960	3,008,327
Net Assets	$ 10,130,024	$ 9,857,304
Portfolio shares held (in shares)	194,857	194,857
Portfolio net asset value per share (in dollars per share)	$ 51.99	$ 50.59
Contract owner units outstanding (in shares)	1,557,848	1,624,610